Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements before the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 28,	February 28,
	2025	2026
	RMB	RMB	USD
ASSETS
Total current assets	76,108	103,954	15,158
Total non-current assets	169,436	167,188	24,379
TOTAL ASSETS	245,544	271,142	39,537

LIABILITIES
Accounts payable	3,746	3,014	439
Amounts due to related parties	3,810	3,611	527
Accrued expenses and other current liabilities	68,353	57,118	8,329
Operating lease liabilities, current	6,913	9,072	1,323
Income tax payable	15,966	16,484	2,404
Deferred revenue	27,931	30,129	4,393
Long-term borrowings, current	—	9,000	1,312
Intercompany payable	12,484	28,190	4,111
Total current liabilities	139,203	156,618	22,838
Operating lease liabilities, non-current	7,683	7,140	1,041
Long-term borrowings	82,134	81,000	11,811
Total non-current liabilities	89,817	88,140	12,852
TOTAL LIABILITIES	229,020	244,758	35,690

	For the Years Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
Total revenue	124,568	250,528	259,520	37,842
Operating income (loss)	2,936	(12,245)	10,974	1,600
Net income (loss)	440	(13,745)	17,550	2,559
Net cash provided by operating activities	19,891	20,996	16,976	2,475
Net cash used in investing activities	(2,270)	(56,747)	(56,568)	(8,249)
Net cash (used in) provided by financing activities	(1,194)	29,684	74,502	10,864

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 29, 2024, February 28, 2025 and 2026:

	For the Years Ended
	February 29,		February 28,		February 28,
	2024		2025		2026
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 5)	—	3,674	—	—	—	—	—	—

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Construction and buildings	20 - 50 years
Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes	The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by service nature for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Years Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD

Learning services	65,842	108,047	130,805	19,074
Tourism services	51,880	138,295	118,365	17,260
Learning technology and content solutions	7,978	5,174	5,560	811
Less: Sales tax	255	440	286	43
Total	125,445	251,076	254,444	37,102